Consolidated Statement of Changes in Stockholders' Equity - BRL (R$) R$ in Millions	Issued capital [member]	Issued capital [member] IFRS 17 [member]	Treasury shares [member]	Treasury shares [member] IFRS 17 [member]	Capital Reserves [Member]	Capital Reserves [Member] IFRS 17 [member]	Profit Reserve [Member]	Profit Reserve [Member] IFRS 17 [member]	Retained earnings [member]	Retained earnings [member] IFRS 17 [member]	Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]	Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member] IFRS 17 [member]	Insurance Contracts And Private Pension [Member]	Insurance Contracts And Private Pension [Member] IFRS 17 [member]	Reserve of remeasurements of defined benefit plans [member]	Reserve of remeasurements of defined benefit plans [member] IFRS 17 [member]	Reserve of exchange differences on translation [member]	Reserve of exchange differences on translation [member] IFRS 17 [member]	Reserve of cash flow hedges [member]	Reserve of cash flow hedges [member] IFRS 17 [member]	Equity attributable to owners of parent [member]	Equity attributable to owners of parent [member] IFRS 17 [member]	Non-controlling interests [member]	Non-controlling interests [member] IFRS 17 [member]	Total	IFRS 17 [member]
Beginning balance, value at Dec. 31, 2021	R$ 90,729		R$ (528)		R$ 2,250		R$ 65,985				R$ (2,542)				R$ (1,486)		R$ 6,531		R$ (8,393)		R$ 152,546		R$ 11,612		R$ 164,158
IfrsStatementLineItems [Line Items]
Transactions with owners			457		230																687		(2,964)		(2,277)
Result of delivery of treasury shares			457		64																521				521
Recognition of share-based payment plans					166																166				166
(Increase) / Decrease to the owners of the parent company																							(2,964)		(2,964)
Dividends																							(293)		(293)
Interest on capital									(9,844)												(9,844)				(9,844)
Unclaimed dividends and Interest on capital									119												119				119
Corporate reorganization							36														36				36
Other							774														774				774
Total comprehensive income									29,139		(3,442)		796		(34)		(3,026)		(34)		23,399		1,035		24,434
Net income									29,207												29,207		1,035		30,242
Other comprehensive income for the period									(68)		(3,442)		796		(34)		(3,026)		(34)		(5,808)				(5,808)
Appropriations:
Legal reserve							1,485		(1,485)
Statutory reserve							17,929		(17,929)
Change in the period				R$ 457		R$ 230		R$ 20,224				R$ (3,442)		R$ 796		R$ (34)		R$ (3,026)		R$ (34)		R$ 15,171		R$ (2,222)		R$ 12,949
Ending balance, value at Dec. 31, 2022	90,729	R$ 90,729	(71)	R$ (71)	2,480	R$ 2,480	86,209	R$ 86,209			(5,984)	R$ (5,984)	796	R$ 796	(1,520)	R$ (1,520)	3,505	R$ 3,505	(8,427)	R$ (8,427)	167,717	R$ 167,717	9,390	R$ 9,390	177,107	R$ 177,107
IfrsStatementLineItems [Line Items]
Transactions with owners			60		140																200		(924)		(724)
Acquisition of treasury shares			(689)																		(689)				(689)
Result of delivery of treasury shares			749		(2)																747				747
Recognition of share-based payment plans					142																142				142
(Increase) / Decrease to the owners of the parent company																							(924)		(924)
Dividends							11,000		(11,000)														(365)		(365)
Interest on capital									(12,315)												(12,315)				(12,315)
Unclaimed dividends and Interest on capital									53												53				53
Corporate reorganization							265														265				265
Other							(2,852)														(2,852)				(2,852)
Total comprehensive income									33,105		4,681		(710)		(324)		(327)		684		37,109		772		37,881
Net income									33,105												33,105		772		33,877
Other comprehensive income for the period											4,681		(710)		(324)		(327)		684		4,004				4,004
Appropriations:
Legal reserve							1,669		(1,669)
Statutory reserve							8,174		(8,174)
Change in the period			60		140		18,256				4,681		(710)		(324)		(327)		684		22,460		(517)		21,943
Ending balance, value at Dec. 31, 2023	90,729		(11)		2,620		104,465				(1,303)		86		(1,844)		3,178		(7,743)		190,177		8,873		199,050
IfrsStatementLineItems [Line Items]
Transactions with owners			(898)		112																(786)		867		81
Acquisition of treasury shares			(1,775)																		(1,775)				(1,775)
Result of delivery of treasury shares			877		(17)																860				860
Recognition of share-based payment plans					129																129				129
(Increase) / Decrease to the owners of the parent company																							867		867
Dividends							12,229		(12,229)														(589)		(589)
Interest on capital							3,260		(15,875)												(12,615)				(12,615)
Dividends / Interest on capital - declared after previous period							(11,000)														(11,000)				(11,000)
Unclaimed dividends and Interest on capital									32												32				32
Corporate reorganization							(359)														(359)				(359)
Other							(180)														(180)				(180)
Total comprehensive income									41,085		(2,015)		470		(115)		8,552		(2,156)		45,821		1,043		46,864
Net income									41,085												41,085		1,043		42,128
Other comprehensive income for the period											(2,015)		470		(115)		8,552		(2,156)		4,736				4,736
Appropriations:
Legal reserve							1,406		(1,406)
Statutory reserve							11,607		(11,607)
Change in the period			(898)		112		16,963				(2,015)		470		(115)		8,552		(2,156)		20,913		1,321		22,234
Ending balance, value at Dec. 31, 2024	R$ 90,729		R$ (909)		R$ 2,732		R$ 121,428				R$ (3,318)		R$ 556		R$ (1,959)		R$ 11,730		R$ (9,899)		R$ 211,090		R$ 10,194		R$ 221,284